UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/05

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Parnassus Investments
Address: One Market - Steuart Tower #1600
         San Francisco, CA 94105

Form 13F File Number: 28-05022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Debra A. Early
Title:   Chief Financial Officer
Phone:   (415) 778-0200

Signature, Place, and Date of Signing:


/S/ Debra A. Early            San Francisco, CA        7/05/05
-----------------------       -------------------      ---------
[Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         88

Form 13F Information Table Value Total:  1,164,319
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


PAGE:    1 OF:   4      FORM 13F      NAME OF REPORTING MANAGER: Parnassus Investments                    #           DATE:06/30/05


      ITEM 1:           ITEM 2:       ITEM 3:        ITEM 4:       ITEM 5:           ITEM 6:        ITEM 7:         ITEM 8:
   NAME OF ISSUER    TITLE OF CLASS   CUSIP        FAIR MARKET   SHARES OR   INVESTMENT  DISCRETION MANAGER  VOTING  AUTHORITY
                                      NUMBER          VALUE      PRINC. AMT.   SOLE  SHARED  OTHER          SOLE    SHARED    NONE
Agere CONVERT         CONVERTIBLE    00845VAA8           10,075     10000000    X                           100000~
6.5% Due 12/15/09
Broacde Comm CONVERT  CONVERTIBLE    111621AB4            1,920    2,000,000    X                           2000000
2.0% 1/1/07
ETRADE GROUP CONVERT  CONVERTIBLE    269246AB0            1,006    1,000,000    X                           1000000
6%, 2/1/07
Mentor Graph CONVERT  CONVERTIBLE    587200AB2           10,333     10437000    X                           104370~
6.875% Due 06/15/07
Mentor Graph CONVERT  CONVERTIBLE    587200AD8            4,951    5,575,000    X                           5575000
FLOAT% Due 8/6/2023
Automatic Data Proce  COMMON STOCK   053015103           18,047      430,000    X                            430000

Adaptec, Inc          COMMON STOCK   00651F108              400      103,000    X                            103000

Alliance Data Sys     COMMON STOCK   018581108              823       20,300    X                             20300

AFLAC Incorporated    COMMON STOCK   001055102           38,956      900,100    X                            900100

Agere Systems, Inc    COMMON STOCK   00845V308            9,854      821,200    X                            821200

Arthur J. Gallagher   COMMON STOCK   363576109           29,857    1,100,500    X                           1100500

Altera Corporation    COMMON STOCK   021441100              198       10,000    X                             10000

Applied Materials     COMMON STOCK   038222105            4,450      275,000    X                            275000

Amgen, Inc.           COMMON STOCK   031162100           27,219      450,200    X                            450200

Apache Corporation    COMMON STOCK   037411105           32,300      500,000    X                            500000

Alexandria Real Esta  COMMON STOCK   015271109            7,345      100,000    X                            100000

Best Buy Co.,         COMMON STOCK   086516101              686       10,000    X                             10000

WR Berkley Corp       COMMON STOCK   084423102              364       10,200    X                             10200

BellSouth Corp.       COMMON STOCK   079860102           13,285      500,000    X                            500000

Boston Scientific Co  COMMON STOCK   101137107           24,173      895,300    X                            895300

Colgate-Palmolive Co  COMMON STOCK   194162103            4,991      100,000    X                            100000

Credence Systems      COMMON STOCK   225302108            8,163      902,000    X                            902000

Connetics Corp        COMMON STOCK   208192104            5,311      301,100    X                            301100

Cisco Systems, Inc.   COMMON STOCK   17275R102           44,912    2,350,200    X                           2350200

Devon Energy Corp.    COMMON STOCK   25179M103            5,068      100,000    X                            100000

eBay Inc.             COMMON STOCK   278642103            4,988      151,100    X                            151100

Ennis Business Forms  COMMON STOCK   293389102            1,812      100,000    X                            100000

Electronics for Imag  COMMON STOCK   286082102            3,787      180,000    X                            180000

Energen Corporation   COMMON STOCK   29265N108           10,515      300,000    X                            300000

Electro Scientific    COMMON STOCK   285229100           14,629      818,200    X                            818200

E*TRADE Financial     COMMON STOCK   269246104              140       10,000    X                             10000

Ethan Allen Interior  COMMON STOCK   297602104           11,745      350,500    X                            350500

Family Dollar Stores  COMMON STOCK   307000109            3,273      125,400    X                            125400

First Horizon Nation  COMMON STOCK   320517105              443       10,500    X                             10500

FANNIE MAE            COMMON STOCK   313586109            5,840      100,000    X                            100000

Freddie Mac           COMMON STOCK   313400301           19,895      305,000    X                            305000

Cedar Fair, L.P.      COMMON STOCK   150185106           18,509      575,000    X                            575000

Gannett Co., Inc      COMMON STOCK   364730101           55,126      775,000    X                            775000

General Mills, Inc.   COMMON STOCK   370334104            4,679      100,000    X                            100000

Genuine Parts Co.     COMMON STOCK   372460105            5,136      125,000    X                            125000

The Gap, Inc.         COMMON STOCK   364760108              395       20,000    X                             20000

Hain Celestial Group  COMMON STOCK   405217100            2,439      125,100    X                            125100

The Home Depot, Inc.  COMMON STOCK   437076102           15,560      400,000    X                            400000

H.J. Heinz Company    COMMON STOCK   423074103            5,313      150,000    X                            150000

H&R Block, Inc.       COMMON STOCK   093671105            1,459       25,000    X                             25000

Hyperion Solutions    COMMON STOCK   44914M104              813       20,200    X                             20200

IBM Corporation       COMMON STOCK   459200101           17,830      240,300    X                            240300

Johnson & Johnson     COMMON STOCK   478160104           26,000      400,000    X                            400000

Jefferson-Pilot Corp  COMMON STOCK   475070108            3,787       75,100    X                             75100

J.P. Morgan Chase     COMMON STOCK   46625H100           61,810    1,750,000    X                           1750000

Kinder Morgan, Inc.   COMMON STOCK   49455P101           12,480      150,000    X                            150000

Knight-Ridder, Inc.   COMMON STOCK   499040103           43,883      715,400    X                            715400

KeySpan Corporation   COMMON STOCK   49337W100           14,078      345,905    X                            345905

Lattice Semiconducto  COMMON STOCK   518415104            1,582      356,330    X                            356330

Limited Brands        COMMON STOCK   532716107            2,375      110,900    X                            110900

Mattel, Inc.          COMMON STOCK   577081102            2,754      150,500    X                            150500

Mentor Graphics Corp  COMMON STOCK   587200106           11,290    1,101,500    X                           1101500

The McGraw-Hill Co.   COMMON STOCK   580645109            9,956      225,000    X                            225000

3M Co.                COMMON STOCK   88579Y101           41,240      570,400    X                            570400

Maguire Properties    COMMON STOCK   559775101           15,587      550,000    X                            550000

Montpelier Re Hld     COMMON STOCK   G62185106            4,323      125,000    X                            125000

Nokia Corp - ADR      COMMON STOCK   654902204            4,992      300,000    X                            300000

New York Cmty Bancor  COMMON STOCK   649445103            3,624      200,000    X                            200000

ONEOK, Inc.           COMMON STOCK   682680103           11,428      350,000    X                            350000

Paychex, Inc.         COMMON STOCK   704326107            1,627       50,000    X                             50000

Pitney Bowes Inc.     COMMON STOCK   724479100           27,437      630,000    X                            630000

Pfizer Inc.           COMMON STOCK   717081103           41,378    1,500,300    X                           1500300

The Proctor & Gamble  COMMON STOCK   742718109           26,375      500,000    X                            500000

Pier 1 Imports, Inc.  COMMON STOCK   720279108            2,134      150,400    X                            150400

Reebok International  COMMON STOCK   758110100            6,693      160,000    X                            160000

Ross Stores, Inc.     COMMON STOCK   778296103           45,551    1,575,600    X                           1575600

Restoration Hardware  COMMON STOCK   760981100            2,133      260,800    X                            260800

RadiSys Corporation   COMMON STOCK   750459109           19,795    1,225,700    X                           1225700

Charles Schwab Corp   COMMON STOCK   808513105           15,229    1,350,100    X                           1350100

SLM Corporation       COMMON STOCK   78442P106           12,009      236,400    X                            236400

The ServiceMaster Co  COMMON STOCK   81760N109           18,746    1,400,000    X                           1400000

The Stanley Works     COMMON STOCK   854616109           15,948      350,200    X                            350200

Teradyne, Inc.        COMMON STOCK   880770102              120       10,000    X                             10000

Teleflex Incorporate  COMMON STOCK   879369106           11,874      200,000    X                            200000

Target Corporation    COMMON STOCK   87612E106            2,721       50,000    X                             50000

TJX Companies Inc     COMMON STOCK   872540109           11,941      490,400    X                            490400

Verizon Communicatio  COMMON STOCK   92343V104           19,003      550,000    X                            550000

Waters Corporation    COMMON STOCK   941848103            4,646      125,000    X                            125000

Wachovia Corporation  COMMON STOCK   929903102            4,960      100,000    X                            100000

WD-40 Company         COMMON STOCK   929236107           15,091      540,300    X                            540300

Wells Fargo & Co.     COMMON STOCK   949746101           67,738    1,100,000    X                           1100000

Washington Mutual     COMMON STOCK   939322103           10,579      260,000    X                            260000

Xilinx, Inc.          COMMON STOCK   983919101              388       15,200    X                             15200

GRAND TOTAL:                                          1,164,319